Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company [Member] Class B Ordinary Shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 130,035	798,155	$ 185,502	1,138,613	437,442	$ 69,474	420,576	213,705	174,342	$ 104,179	630,670
Prepaid expenses and other current assets			2,195	13,287			12,435			31	187
Due from subsidiaries										1,945	11,771
Total current assets	387,064	2,375,796	313,736	1,899,265			786,192			106,155	642,628
Non-current assets:
Investment in subsidiaries										300,316	1,818,025		1,573,927
Total non-current assets	264,820	1,625,465	266,562	1,613,685			1,593,481			300,316	1,818,025		1,573,927
Total assets	651,884	4,001,261	580,298	3,512,950			2,379,673			406,471	2,460,653		1,573,927
Current liabilities:
Accrued expenses and other payables	65,800	403,879	53,537	324,094			213,208			3,421	20,707		14,450
Payable for repurchase of common stock			37,500	227,015						37,500	227,015
Due to subsidiaries													1,833
Due to related parties			94	567						94	567
Total current liabilities	110,536	678,466	130,469	789,818			336,292			41,015	248,289		16,283
Total liabilities	196,565	1,206,517	214,842	1,300,586			821,698			41,015	248,289		16,283
Commitments and Contingencies
Shareholders' equity:
Ordinary shares							6,867						6,867			408	2,472		773	4,677
Additional paid-in capital	330,039	2,025,780	321,954	1,949,013			1,128,314			321,954	1,949,013		1,128,314
Accumulated other comprehensive income	1,351	8,292	328	1,986			583			328	1,986		252
Retained earnings	122,734	753,339	41,993	254,216			422,211			41,993	254,216		422,211
Total shareholders' equity	455,319	2,794,744	365,456	2,212,364			1,557,975	1,360,279	1,540,805	365,456	2,212,364		1,557,644
Total liabilities and shareholders' equity	$ 651,884	4,001,261	$ 580,298	3,512,950			2,379,673			$ 406,471	2,460,653		1,573,927